Other Noncurrent Assets - Schedule of Other Noncurrent Assets (Details) - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Other Noncurrent Assets [Abstract]
Deposits	$ 1,830,420	$ 1,746,493
Long-term prepaid expense	6,640	84,970
Other	21,353
Other noncurrent assets	$ 1,858,413	$ 1,831,463